Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2017	2016	2015
Net income	$68,064	$61,102	$40,442
Less: Series A Preferred unitholders’ interest in net income	5,253	—	—

Net income attributable to the unitholders of KNOT Offshore Partners LP	62,811	61,102	40,442

Less: Distributions (2)	67,171	61,528	56,921

Under (over) distributed earnings	(4,360)	(426)	(16,479)

Under (over) distributed earnings attributable to:
Common unitholders (3)	(4,280)	(417)	(11,060)
Subordinated unitholders (3)	—	—	(5,087)
General Partner	(80)	(9)	(332)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	30,068	23,917	16,705
Subordinated unitholders	—	3,277	8,568
General Partner	567	559	516
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	32,804	23,917	16,705
Subordinated unitholders	—	3,277	8,568
General Partner	567	559	516
Earnings per unit (basic)
Common unitholders (4)	$2.050	$2.291	$1.499
Subordinated unitholders (4)	$—	$1.542	$1.708
General Partner	$2.046	$2.248	$1.487
Earnings per unit (diluted):
Common unitholders (4)	$2.037	$2.291	$1.499
Subordinated unitholders (4)	$—	$1.542	$1.708
General Partner	$2.046	$2.248	$1.487
Cash distributions declared and paid in the period per unit (5)	$2.080	$2.080	$2.030
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.520	$0.520	$0.520

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2017, 2016 and 2015 of $2.6 million, $2.4 million and $2.1 million, respectively.
(3)	On May 18, 2016, all subordinated units converted into common units on a one-for-one basis.
(4)	Until May 18, 2016, the net income attributable to the IDR holder is included in calculation of earnings per unit for subordinated unitholders, basic and diluted. The IDRs generally were not transferrable by KNOT prior to March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2017, 2016 and 2015 was $2.6 million, $2.4 million and $2.1 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2017.